Unissued Capital	6 Months Ended
Dec. 31, 2024
Unissued Capital [Abstract]
UNISSUED CAPITAL
23.	UNISSUED CAPITAL

	31 December 2024 $	30 June 2024 $
Unissued capital reserve	45,734,183	45,734,183
	45,734,183	45,734,183

	31 December 2024 $	30 June 2024 $
Balance at beginning of period	45,734,183	44,470,123
Capital contribution funding received	-	1,127,417
Foreign exchange movement	-	136,643
Balance at end of period	45,734,183	45,734,183

During the period 1 July 2023 until 29 February 2024 upon closing of the Transaction, the Company received capital contribution from EUR of $1,264,060. The issue of shares in the Company pursuant to funding received remained outstanding at the balance sheet date.